Intangible Assets and Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 28,289	$ 18,274	$ 21,305
Acquisitions	21,831	10,176	916
Divestitures		(161)	(3,657)
Purchase price adjustment			(290)
Goodwill, Ending Balance	$ 50,120	$ 28,289	$ 18,274